Income Tax Expense Deferred tax charged directly to other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred tax relating to items charged or credited directly to equity [Abstract]
Loss on available for sale financial assets	₩ (114,169)	₩ (113,161)
Share of other comprehensive gain (loss) of joint ventures and associates	(954)	950
Gain on foreign operations translation	15,855	16,930
Remeasurements	56,317	51,661
Loss on valuation of cash flow hedges	(248)
Total	₩ (43,199)	₩ (43,620)